Accounts Receivables (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable

	As of July 31, 2021	As of January 31, 2021

	(in thousands)
Accounts receivable	$5,581	$5,695
Less allowance for doubtful accounts	(481)	(948)

Accounts receivable net of allowance for doubtful accounts	$5,100	$4,747

Accounts receivables from continuing operations consisted of the following (in thousands):

	As of January 31, 2021		As of January 31, 2020
	Current	Total	Current	Total
Accounts receivable	$5,695	$5,695	$9,001	$9,001
Less allowance for doubtful accounts	(948)	(948)	(2,378)	(2,378)

Accounts receivable net of allowance for doubtful accounts	$4,747	$4,747	$6,623	$6,623